Note 7 - Risk Management -Liquidity Risk - Available Liquidity By LMU (Details) - EUR (€)	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
BBVA Eurozone Member [Member] | Cash And Balances With Central Banks Member [Member]
Disclosure Of Financial Assets Held For Managing Liquidity Risk Line Items
Financial Assets Held For Managing Liquidity Risk	€ 39,330,000,000	€ 14,516,000,000	€ 26,506,000,000
BBVA Eurozone Member [Member] | Level 1 tradable assets [Member]
Disclosure Of Financial Assets Held For Managing Liquidity Risk Line Items
Financial Assets Held For Managing Liquidity Risk	48,858,000,000	41,961,000,000	29,938,000,000
BBVA Eurozone Member [Member] | Level 2A tradable assets [Member]
Disclosure Of Financial Assets Held For Managing Liquidity Risk Line Items
Financial Assets Held For Managing Liquidity Risk	5,119,000,000	403,000,000	449,000,000
BBVA Eurozone Member [Member] | Level 2B tradable assets [Member]
Disclosure Of Financial Assets Held For Managing Liquidity Risk Line Items
Financial Assets Held For Managing Liquidity Risk	6,080,000,000	5,196,000,000	4,040,000,000
BBVA Eurozone Member [Member] | Other Non Eligible Liquid Assets [Member]
Disclosure Of Financial Assets Held For Managing Liquidity Risk Line Items
Financial Assets Held For Managing Liquidity Risk	20,174,000,000	22,213,000,000	8,772,000,000
BBVA Eurozone Member [Member] | Non tradable assets eligible for central banks [Member]
Disclosure Of Financial Assets Held For Managing Liquidity Risk Line Items
Financial Assets Held For Managing Liquidity Risk	0	0	0
BBVA Eurozone Member [Member] | Total Member
Disclosure Of Financial Assets Held For Managing Liquidity Risk Line Items
Financial Assets Held For Managing Liquidity Risk	119,560,000,000	84,288,000,000	69,705,000,000
Mexico Member [Member] | Cash And Balances With Central Banks Member [Member]
Disclosure Of Financial Assets Held For Managing Liquidity Risk Line Items
Financial Assets Held For Managing Liquidity Risk	8,930,000,000	6,246,000,000	7,666,000,000
Mexico Member [Member] | Level 1 tradable assets [Member]
Disclosure Of Financial Assets Held For Managing Liquidity Risk Line Items
Financial Assets Held For Managing Liquidity Risk	9,205,000,000	7,295,000,000	4,995,000,000
Mexico Member [Member] | Level 2A tradable assets [Member]
Disclosure Of Financial Assets Held For Managing Liquidity Risk Line Items
Financial Assets Held For Managing Liquidity Risk	106,000,000	316,000,000	409,000,000
Mexico Member [Member] | Level 2B tradable assets [Member]
Disclosure Of Financial Assets Held For Managing Liquidity Risk Line Items
Financial Assets Held For Managing Liquidity Risk	11,000,000	219,000,000	33,000,000
Mexico Member [Member] | Other Non Eligible Liquid Assets [Member]
Disclosure Of Financial Assets Held For Managing Liquidity Risk Line Items
Financial Assets Held For Managing Liquidity Risk	421,000,000	1,269,000,000	1,372,000,000
Mexico Member [Member] | Non tradable assets eligible for central banks [Member]
Disclosure Of Financial Assets Held For Managing Liquidity Risk Line Items
Financial Assets Held For Managing Liquidity Risk	0	0	0
Mexico Member [Member] | Total Member
Disclosure Of Financial Assets Held For Managing Liquidity Risk Line Items
Financial Assets Held For Managing Liquidity Risk	18,672,000,000	15,344,000,000	14,475,000,000
BBVA USA [Member] | Cash And Balances With Central Banks Member [Member]
Disclosure Of Financial Assets Held For Managing Liquidity Risk Line Items
Financial Assets Held For Managing Liquidity Risk		4,949,000,000	1,667,000,000
BBVA USA [Member] | Level 1 tradable assets [Member]
Disclosure Of Financial Assets Held For Managing Liquidity Risk Line Items
Financial Assets Held For Managing Liquidity Risk		11,337,000,000	10,490,000,000
BBVA USA [Member] | Level 2A tradable assets [Member]
Disclosure Of Financial Assets Held For Managing Liquidity Risk Line Items
Financial Assets Held For Managing Liquidity Risk		344,000,000	510,000,000
BBVA USA [Member] | Level 2B tradable assets [Member]
Disclosure Of Financial Assets Held For Managing Liquidity Risk Line Items
Financial Assets Held For Managing Liquidity Risk		0	0
BBVA USA [Member] | Other Non Eligible Liquid Assets [Member]
Disclosure Of Financial Assets Held For Managing Liquidity Risk Line Items
Financial Assets Held For Managing Liquidity Risk		952,000,000	1,043,000,000
BBVA USA [Member] | Non tradable assets eligible for central banks [Member]
Disclosure Of Financial Assets Held For Managing Liquidity Risk Line Items
Financial Assets Held For Managing Liquidity Risk		2,935,000,000	2,314,000,000
BBVA USA [Member] | Total Member
Disclosure Of Financial Assets Held For Managing Liquidity Risk Line Items
Financial Assets Held For Managing Liquidity Risk		20,516,000,000	16,024,000,000
Garanti Bank [Member] | Cash And Balances With Central Banks Member [Member]
Disclosure Of Financial Assets Held For Managing Liquidity Risk Line Items
Financial Assets Held For Managing Liquidity Risk	6,153,000,000	6,450,000,000	7,633,000,000
Garanti Bank [Member] | Level 1 tradable assets [Member]
Disclosure Of Financial Assets Held For Managing Liquidity Risk Line Items
Financial Assets Held For Managing Liquidity Risk	7,019,000,000	7,953,000,000	6,502,000,000
Garanti Bank [Member] | Level 2A tradable assets [Member]
Disclosure Of Financial Assets Held For Managing Liquidity Risk Line Items
Financial Assets Held For Managing Liquidity Risk	0	0	0
Garanti Bank [Member] | Level 2B tradable assets [Member]
Disclosure Of Financial Assets Held For Managing Liquidity Risk Line Items
Financial Assets Held For Managing Liquidity Risk	0	0	0
Garanti Bank [Member] | Other Non Eligible Liquid Assets [Member]
Disclosure Of Financial Assets Held For Managing Liquidity Risk Line Items
Financial Assets Held For Managing Liquidity Risk	701,000,000	669,000,000	499,000,000
Garanti Bank [Member] | Non tradable assets eligible for central banks [Member]
Disclosure Of Financial Assets Held For Managing Liquidity Risk Line Items
Financial Assets Held For Managing Liquidity Risk	0	0	0
Garanti Bank [Member] | Total Member
Disclosure Of Financial Assets Held For Managing Liquidity Risk Line Items
Financial Assets Held For Managing Liquidity Risk	13,873,000,000	15,072,000,000	14,634,000,000
Other LMU [Member] | Cash And Balances With Central Banks Member [Member]
Disclosure Of Financial Assets Held For Managing Liquidity Risk Line Items
Financial Assets Held For Managing Liquidity Risk	6,831,000,000	6,368,000,000	6,677,000,000
Other LMU [Member] | Level 1 tradable assets [Member]
Disclosure Of Financial Assets Held For Managing Liquidity Risk Line Items
Financial Assets Held For Managing Liquidity Risk	6,237,000,000	3,593,000,000	3,652,000,000
Other LMU [Member] | Level 2A tradable assets [Member]
Disclosure Of Financial Assets Held For Managing Liquidity Risk Line Items
Financial Assets Held For Managing Liquidity Risk	0	0	0
Other LMU [Member] | Level 2B tradable assets [Member]
Disclosure Of Financial Assets Held For Managing Liquidity Risk Line Items
Financial Assets Held For Managing Liquidity Risk	0	12,000,000	0
Other LMU [Member] | Other Non Eligible Liquid Assets [Member]
Disclosure Of Financial Assets Held For Managing Liquidity Risk Line Items
Financial Assets Held For Managing Liquidity Risk	745,000,000	586,000,000	617,000,000
Other LMU [Member] | Non tradable assets eligible for central banks [Member]
Disclosure Of Financial Assets Held For Managing Liquidity Risk Line Items
Financial Assets Held For Managing Liquidity Risk	0	0	0
Other LMU [Member] | Total Member
Disclosure Of Financial Assets Held For Managing Liquidity Risk Line Items
Financial Assets Held For Managing Liquidity Risk	€ 13,814,000,000	€ 10,559,000,000	€ 10,946,000,000